STOCK-BASED COMPENSATION - Stock options exercisable (Details) - Ifrs Employee Stock Option [Member] $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Y	Dec. 31, 2019 USD ($) Y	Dec. 31, 2020 Options $ / shares shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			3,421,404	4,122,300	6,361,265
Weighted average exercise price of outstanding stock options			$ 65.27	$ 54.86	$ 47.65
Number of exercisable stock options | Options			852,588	1,195,730
Weighted average exercise price of exercisable stock options			$ 60.61	$ 51.39
Common stock reserved for future issuance | shares			3,421,404
Number of common shares available for grant | shares			3,602,050
Significant assumptions used to estimate the fair value of stock options
Risk-free interest rate	1.90%	2.23%
Expected life of stock options (in years) | Y	2.4	2.4
Expected volatility (as a percent)	27.50%	30.00%
Expected dividend yield	1.20%	1.20%
Total compensation expense recorded in the general and administrative | $	$ 15.9	$ 16.8
Share based compensation cost capitalized as part of the property, plant and mine development | $	$ 0.0	$ 0.7
Exercise Price Range 36.37 To 58.04
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			2,113,592
Weighted average remaining contractual life of outstanding share options	2 years 5 months 12 days
Weighted average exercise price of outstanding stock options			$ 56.13
Number of exercisable stock options | Options			699,588
Weighted average remaining contractual life of exercisable stock options	1 year 11 months 23 days
Weighted average exercise price of exercisable stock options			$ 56.35
Exercise Price Range 79.98 to 84.12
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			1,307,812
Weighted average remaining contractual life of outstanding share options	4 years 4 days
Weighted average exercise price of outstanding stock options			$ 80.05
Number of exercisable stock options | Options			153,000
Weighted average remaining contractual life of exercisable stock options	4 years 7 days
Weighted average exercise price of exercisable stock options			$ 80.13
Exercise Price Range 36.37 To 84.12
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			3,421,404
Weighted average remaining contractual life of outstanding share options	3 years 18 days
Weighted average exercise price of outstanding stock options			$ 65.27
Number of exercisable stock options | Options			852,588
Weighted average remaining contractual life of exercisable stock options	2 years 4 months 6 days
Weighted average exercise price of exercisable stock options			$ 60.61
Minimum | Exercise Price Range 36.37 To 58.04
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			36.37
Minimum | Exercise Price Range 79.98 to 84.12
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			79.98
Minimum | Exercise Price Range 36.37 To 84.12
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			36.37
Maximum | Exercise Price Range 36.37 To 58.04
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			58.04
Maximum | Exercise Price Range 79.98 to 84.12
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			84.12
Maximum | Exercise Price Range 36.37 To 84.12
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			$ 84.12